Distribution Date:	12/17/21	Benchmark 2019-B13 Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-B13

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
			900 19th Street, NW, 8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
		Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162DAA6	2.114000%	14,591,000.00	8,880,771.28	306,684.62	15,644.96	0.00	0.00	322,329.58	8,574,086.66	30.20%	30.00%
A-2	08162DAB4	2.889000%	104,583,000.00	104,583,000.00	0.00	251,783.57	0.00	0.00	251,783.57	104,583,000.00	30.20%	30.00%
A-SB	08162DAC2	2.888000%	26,919,000.00	26,919,000.00	0.00	64,785.06	0.00	0.00	64,785.06	26,919,000.00	30.20%	30.00%
A-3	08162DAD0	2.701000%	220,000,000.00	220,000,000.00	0.00	495,183.33	0.00	0.00	495,183.33	220,000,000.00	30.20%	30.00%
A-4	08162DAE8	2.952000%	277,705,000.00	277,705,000.00	0.00	683,154.30	0.00	0.00	683,154.30	277,705,000.00	30.20%	30.00%
A-M	08162DAG3	3.183000%	75,877,000.00	75,877,000.00	0.00	201,263.74	0.00	0.00	201,263.74	75,877,000.00	21.89%	21.75%
B	08162DAH1	3.335000%	39,087,000.00	39,087,000.00	0.00	108,629.29	0.00	0.00	108,629.29	39,087,000.00	17.62%	17.50%
C	08162DAJ7	3.839000%	43,687,000.00	43,687,000.00	0.00	139,761.99	0.00	0.00	139,761.99	43,687,000.00	12.83%	12.75%
D	08162DAR9	2.500000%	26,441,000.00	26,441,000.00	0.00	55,085.42	0.00	0.00	55,085.42	26,441,000.00	9.94%	9.88%
E	08162DAT5	2.500000%	21,844,000.00	21,844,000.00	0.00	45,508.33	0.00	0.00	45,508.33	21,844,000.00	7.55%	7.50%
F	08162DAV0	3.000000%	22,992,000.00	22,992,000.00	0.00	57,480.00	0.00	0.00	57,480.00	22,992,000.00	5.03%	5.00%
G-RR	08162DAX6	4.004737%	9,198,000.00	9,198,000.00	0.00	30,696.31	0.00	0.00	30,696.31	9,198,000.00	4.03%	4.00%
H-RR*	08162DAZ1	4.004737%	36,788,563.00	36,788,563.00	0.00	121,364.93	0.00	0.00	121,364.93	36,788,563.00	0.00%	0.00%
VRR	08162DBD9	4.004737%	32,000,000.00	31,801,321.27	10,670.62	106,080.93	0.00	0.00	116,751.55	31,790,650.65	0.00%	0.00%
Interest
R	08162DBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,712,563.00	945,803,655.55	317,355.24	2,376,422.16	0.00	0.00	2,693,777.40	945,486,300.31

Notional Certificates
X-A	08162DAF5	1.127595%	719,675,000.00	713,964,771.27	0.00	670,886.17	0.00	0.00	670,886.17	713,658,086.66
X-B	08162DAK4	0.403733%	82,774,000.00	82,774,000.00	0.00	27,848.82	0.00	0.00	27,848.82	82,774,000.00
X-D	08162DAM0	1.504737%	48,285,000.00	48,285,000.00	0.00	60,546.87	0.00	0.00	60,546.87	48,285,000.00
X-F	08162DAP3	1.004737%	22,992,000.00	22,992,000.00	0.00	19,250.77	0.00	0.00	19,250.77	22,992,000.00
Notional SubTotal			873,726,000.00	868,015,771.27	0.00	778,532.63	0.00	0.00	778,532.63	867,709,086.66

Deal Distribution Total					317,355.24	3,154,954.79	0.00	0.00	3,472,310.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162DAA6	608.64719896	21.01875266	1.07223357	0.00000000	0.00000000	0.00000000	0.00000000	22.09098622	587.62844630
A-2	08162DAB4	1,000.00000000	0.00000000	2.40749998	0.00000000	0.00000000	0.00000000	0.00000000	2.40749998	1,000.00000000
A-SB	08162DAC2	1,000.00000000	0.00000000	2.40666667	0.00000000	0.00000000	0.00000000	0.00000000	2.40666667	1,000.00000000
A-3	08162DAD0	1,000.00000000	0.00000000	2.25083332	0.00000000	0.00000000	0.00000000	0.00000000	2.25083332	1,000.00000000
A-4	08162DAE8	1,000.00000000	0.00000000	2.46000000	0.00000000	0.00000000	0.00000000	0.00000000	2.46000000	1,000.00000000
A-M	08162DAG3	1,000.00000000	0.00000000	2.65249997	0.00000000	0.00000000	0.00000000	0.00000000	2.65249997	1,000.00000000
B	08162DAH1	1,000.00000000	0.00000000	2.77916673	0.00000000	0.00000000	0.00000000	0.00000000	2.77916673	1,000.00000000
C	08162DAJ7	1,000.00000000	0.00000000	3.19916657	0.00000000	0.00000000	0.00000000	0.00000000	3.19916657	1,000.00000000
D	08162DAR9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	08162DAT5	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
F	08162DAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	08162DAX6	1,000.00000000	0.00000000	3.33728093	0.00000000	0.00000000	0.00000000	0.00000000	3.33728093	1,000.00000000
H-RR	08162DAZ1	1,000.00000000	0.00000000	3.29898534	0.03829560	0.31230820	0.00000000	0.00000000	3.29898534	1,000.00000000
VRR Interest	08162DBD9	993.79128969	0.33345688	3.31502906	0.00153188	0.01249219	0.00000000	0.00000000	3.64848594	993.45783281
R	08162DBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162DAF5	992.06554524	0.00000000	0.93220714	0.00000000	0.00000000	0.00000000	0.00000000	0.93220714	991.63940204
X-B	08162DAK4	1,000.00000000	0.00000000	0.33644405	0.00000000	0.00000000	0.00000000	0.00000000	0.33644405	1,000.00000000
X-D	08162DAM0	1,000.00000000	0.00000000	1.25394781	0.00000000	0.00000000	0.00000000	0.00000000	1.25394781	1,000.00000000
X-F	08162DAP3	1,000.00000000	0.00000000	0.83728123	0.00000000	0.00000000	0.00000000	0.00000000	0.83728123	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	15,644.96	0.00	15,644.96	0.00	0.00	0.00	15,644.96	0.00
A-2	11/01/21 - 11/30/21	30	0.00	251,783.57	0.00	251,783.57	0.00	0.00	0.00	251,783.57	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	64,785.06	0.00	64,785.06	0.00	0.00	0.00	64,785.06	0.00
A-3	11/01/21 - 11/30/21	30	0.00	495,183.33	0.00	495,183.33	0.00	0.00	0.00	495,183.33	0.00
A-4	11/01/21 - 11/30/21	30	0.00	683,154.30	0.00	683,154.30	0.00	0.00	0.00	683,154.30	0.00
X-A	11/01/21 - 11/30/21	30	0.00	670,886.17	0.00	670,886.17	0.00	0.00	0.00	670,886.17	0.00
X-B	11/01/21 - 11/30/21	30	0.00	27,848.82	0.00	27,848.82	0.00	0.00	0.00	27,848.82	0.00
X-D	11/01/21 - 11/30/21	30	0.00	60,546.87	0.00	60,546.87	0.00	0.00	0.00	60,546.87	0.00
X-F	11/01/21 - 11/30/21	30	0.00	19,250.77	0.00	19,250.77	0.00	0.00	0.00	19,250.77	0.00
A-M	11/01/21 - 11/30/21	30	0.00	201,263.74	0.00	201,263.74	0.00	0.00	0.00	201,263.74	0.00
B	11/01/21 - 11/30/21	30	0.00	108,629.29	0.00	108,629.29	0.00	0.00	0.00	108,629.29	0.00
C	11/01/21 - 11/30/21	30	0.00	139,761.99	0.00	139,761.99	0.00	0.00	0.00	139,761.99	0.00
D	11/01/21 - 11/30/21	30	0.00	55,085.42	0.00	55,085.42	0.00	0.00	0.00	55,085.42	0.00
E	11/01/21 - 11/30/21	30	0.00	45,508.33	0.00	45,508.33	0.00	0.00	0.00	45,508.33	0.00
F	11/01/21 - 11/30/21	30	0.00	57,480.00	0.00	57,480.00	0.00	0.00	0.00	57,480.00	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	30,696.31	0.00	30,696.31	0.00	0.00	0.00	30,696.31	0.00
H-RR	11/01/21 - 11/30/21	30	10,080.53	122,773.78	0.00	122,773.78	1,408.84	0.00	0.00	121,364.93	11,489.37
VRR Interest	11/01/21 - 11/30/21	30	350.73	106,129.95	0.00	106,129.95	49.02	0.00	0.00	106,080.93	399.75
Totals			10,431.26	3,156,412.66	0.00	3,156,412.66	1,457.86	0.00	0.00	3,154,954.79	11,889.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,472,310.03	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,169,008.08	Master Servicing Fee	3,497.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,210.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.08
ARD Interest	0.00	Operating Advisor Fee	2,493.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,169,008.08	Total Fees	12,595.42

Principal		Expenses/Reimbursements
Scheduled Principal	317,355.24	Reimbursement for Interest on Advances	(161.24)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,619.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	317,355.24	Total Expenses/Reimbursements	1,457.86

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,154,954.79
Borrower Option Extension Fees	0.00	Principal Distribution	317,355.24
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,472,310.03
Total Funds Collected	3,486,363.32	Total Funds Distributed	3,486,363.31
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	945,803,655.64	945,803,655.64	Beginning Certificate Balance	945,803,655.55
(-) Scheduled Principal Collections	317,355.24	317,355.24	(-) Principal Distributions	317,355.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	945,486,300.40	945,486,300.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	945,803,655.64	945,803,655.64	Ending Certificate Balance	945,486,300.31
Ending Actual Collateral Balance	945,534,511.72	945,534,511.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	6	29,667,857.06	3.14%	83	4.2946	1.488516	1.44 or less	17	306,766,987.05	32.45%	89	4.3174	0.989288
7,500,000 to 14,999,999		16	179,674,093.52	19.00%	82	4.4476	1.514174	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		9	175,864,179.68	18.60%	92	4.0686	1.830782	1.50 to 1.74	4	126,869,157.81	13.42%	92	4.0471	1.640921
25,000,000 to 49,999,999		9	332,500,000.00	35.17%	80	3.9897	1.835910	1.75 to 2.49	13	213,490,155.54	22.58%	75	4.1918	2.006549
	50,000,000 or greater	4	227,780,170.14	24.09%	92	3.6562	3.314616	2.50 to 3.49	9	248,360,000.00	26.27%	86	3.5384	2.796707
	Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155	3.50 and greater	1	50,000,000.00	5.29%	90	3.7970	7.380000
								Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	10,483,628.48	1.11%	93	4.0500	(0.080000)
							Lodging	9	98,585,627.92	10.43%	93	4.4027	1.092108
Arizona	5	22,400,000.00	2.37%	93	3.8121	2.774152
							Mixed Use	9	188,657,036.05	19.95%	89	4.2568	2.939833
California	5	104,801,000.00	11.08%	93	3.9921	1.283509
							Multi-Family	3	60,800,000.00	6.43%	94	4.0684	1.336497
Georgia	3	22,952,195.66	2.43%	80	4.7178	1.988075
							Office	8	255,648,529.37	27.04%	72	3.6492	2.506441
Illinois	2	52,500,000.00	5.55%	94	4.6571	1.252857
							Other	2	41,411,936.99	4.38%	92	4.3609	1.161329
Louisiana	1	12,500,000.00	1.32%	33	5.1500	1.770000
							Retail	15	283,933,170.14	30.03%	90	3.9982	1.898856
Maryland	1	45,000,000.00	4.76%	94	3.6900	2.310000
							Self Storage	2	16,450,000.00	1.74%	92	4.1500	1.950000
Massachusetts	3	50,000,000.01	5.29%	90	3.7970	7.380000
							Totals	48	945,486,300.40	100.00%	86	4.0206	2.119155
Michigan	3	35,235,947.55	3.73%	93	4.2169	1.775715

Nevada	1	50,000,000.00	5.29%	91	3.7408	1.720000

New Jersey	1	8,500,000.00	0.90%	92	4.1500	1.950000

New Mexico	1	7,352,326.07	0.78%	93	4.0500	0.940000

New York	9	226,500,000.00	23.96%	77	4.0123	1.918848

North Carolina	1	9,973,846.57	1.05%	33	4.4500	1.390000

Ohio	1	25,000,000.00	2.64%	33	3.3000	2.610000

Pennsylvania	4	110,964,107.13	11.74%	93	4.1490	1.529453

Tennessee	1	13,025,813.72	1.38%	93	4.6000	0.880000

Texas	2	35,090,000.00	3.71%	92	4.2856	3.026768

Virginia	2	28,207,435.28	2.98%	94	4.6569	0.484324

Washington	1	75,000,000.00	7.93%	94	3.2500	2.860000

Totals	48	945,486,300.40	100.00%	86	4.0206	2.119155

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	16	477,328,911.51	50.49%	89	3.6360	2.707604	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	141,366,124.69	14.95%	93	4.0869	1.466107	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	18	287,053,751.34	30.36%	80	4.4903	1.525031	25 months to 36 months	44	945,486,300.40	100.00%	86	4.0206	2.119155
	4.7500% to 4.9999%	2	18,237,512.86	1.93%	92	4.8000	1.917778	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	21,500,000.00	2.27%	30	5.1919	1.451860	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155	Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	6	106,188,529.37	11.23%	32	4.3442	1.902125	Interest Only	25	642,491,000.00	67.95%	84	3.8658	2.463067
	60 months or greater	38	839,297,771.03	88.77%	93	3.9797	2.146613	299 months or less	2	31,252,758.08	3.31%	74	4.0755	1.771284
	Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155	300 months to 350 months	14	231,308,605.39	24.46%	92	4.3804	1.385551
								351 months or greater	3	40,433,936.93	4.28%	92	4.3800	1.120000
								Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	45,329,911.51	4.79%	93	3.8892	1.878059				None
	12 months or less	40	884,980,361.54	93.60%	85	4.0166	2.168016
	13 months to 24 months	1	15,176,027.35	1.61%	94	4.6500	(0.010000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	945,486,300.40	100.00%	86	4.0206	2.119155
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30503874	OF	Bellevue	WA	Actual/360	3.250%	203,125.00	0.00	0.00	N/A	10/01/29	--	75,000,000.00	75,000,000.00	12/01/21
2	30503758	RT	Whitehall	PA	Actual/360	4.020%	177,077.27	78,717.88	0.00	N/A	09/06/29	--	52,858,888.02	52,780,170.14	12/06/21
3	30316873	MU	Cambridge	MA	Actual/360	3.797%	158,208.33	0.00	0.00	N/A	06/01/29	--	50,000,000.00	50,000,000.00	12/01/21
4	30503365	RT	Las Vegas	NV	Actual/360	3.741%	155,866.67	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	12/01/21
5	30503802	RT	Oxon Hill	MD	Actual/360	3.690%	138,375.00	0.00	0.00	N/A	10/06/29	--	45,000,000.00	45,000,000.00	12/06/21
6	30503548	OF	Garden City	NY	Actual/360	4.490%	168,375.00	0.00	0.00	N/A	08/01/24	--	45,000,000.00	45,000,000.00	12/01/21
7	30503810	MU	Chicago	IL	Actual/360	4.700%	176,250.00	0.00	0.00	N/A	10/01/29	--	45,000,000.00	45,000,000.00	12/01/21
8	30503791	MU	Beverly Hills	CA	Actual/360	4.170%	149,425.00	0.00	0.00	N/A	10/01/29	--	43,000,000.00	43,000,000.00	12/01/21
9	30503980	98	Bethlehem	PA	Actual/360	4.380%	17,758.64	5,533.99	0.00	N/A	08/06/29	--	4,865,382.18	4,859,848.19	12/06/21
9A4	30503641				Actual/360	4.380%	88,793.22	27,669.94	0.00	N/A	08/06/29	--	24,326,910.76	24,299,240.82	12/06/21
9A6	30503643				Actual/360	4.380%	41,200.06	12,838.84	0.00	N/A	08/06/29	--	11,287,686.76	11,274,847.92	12/06/21
10	30316874	OF	New York	NY	Actual/360	3.110%	103,666.67	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	12/06/21
11	30316877	RT	Los Angeles	CA	Actual/360	3.900%	47,092.50	0.00	0.00	N/A	09/06/29	--	14,490,000.00	14,490,000.00	12/06/21
11A1	30316875				Actual/360	3.900%	81,250.00	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	12/06/21
12	30503550	OF	New York	NY	Actual/360	3.914%	48,925.00	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	12/11/21
12A1-8	30502518				Actual/360	3.914%	73,387.50	0.00	0.00	N/A	03/11/29	--	22,500,000.00	22,500,000.00	12/11/21
13	30503806	MF	Brooklyn	NY	Actual/360	3.930%	112,987.50	0.00	0.00	N/A	10/06/29	--	34,500,000.00	34,500,000.00	12/06/21
14	30503870	RT	The Woodlands	TX	Actual/360	4.256%	106,400.00	0.00	0.00	N/A	08/01/29	--	30,000,000.00	30,000,000.00	12/01/21
15	30316878	OF	Cleveland	OH	Actual/360	3.300%	68,750.00	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	12/06/21
16	30503664	LO	Dearborn	MI	Actual/360	3.900%	69,313.15	48,211.32	0.00	N/A	09/06/29	--	21,327,122.83	21,278,911.51	11/06/21
17	30503782	MF	New York	NY	Actual/360	4.250%	79,687.50	0.00	0.00	N/A	10/05/29	--	22,500,000.00	22,500,000.00	12/05/21
18	30503659	MU	Brooklyn	NY	Actual/360	3.790%	63,798.33	0.00	0.00	N/A	09/06/29	--	20,200,000.00	20,200,000.00	11/06/21
19	30503673	OF	San Diego	CA	Actual/360	3.700%	56,918.33	0.00	0.00	N/A	09/01/29	--	18,460,000.00	18,460,000.00	12/01/21
20	30503604	SS	Various	Various	Actual/360	4.150%	56,889.58	0.00	0.00	N/A	08/06/29	--	16,450,000.00	16,450,000.00	12/06/21
21	30503842	LO	Chesapeake	VA	Actual/360	4.650%	58,892.60	22,062.38	0.00	N/A	10/01/29	--	15,198,089.73	15,176,027.35	12/01/21
22	30503456	MU	Ann Arbor	MI	Actual/360	4.700%	54,735.57	18,003.38	0.00	N/A	08/01/29	--	13,975,039.42	13,957,036.04	12/01/21
23	30503779	RT	New York	NY	Actual/360	4.600%	53,666.67	0.00	0.00	N/A	09/01/29	--	14,000,000.00	14,000,000.00	12/01/21
24	30503606	LO	Knoxville	TN	Actual/360	4.600%	50,005.89	19,201.10	0.00	N/A	09/01/29	--	13,045,014.82	13,025,813.72	12/01/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30503780	LO	Ashburn	VA	Actual/360	4.665%	50,733.06	18,896.02	0.00	N/A	10/01/29	--	13,050,303.95	13,031,407.93	12/01/21
26	30503633	RT	Shreveport	LA	Actual/360	5.150%	53,645.83	0.00	0.00	N/A	09/01/24	--	12,500,000.00	12,500,000.00	12/01/21
27	30503610	RT	Scottsdale	AZ	Actual/360	4.050%	38,137.50	0.00	0.00	N/A	09/01/29	--	11,300,000.00	11,300,000.00	12/01/21
28	30503663	Various Various		AZ	Actual/360	3.570%	33,022.50	0.00	0.00	N/A	09/06/29	--	11,100,000.00	11,100,000.00	12/06/21
29	30316879	LO	Birmingham	AL	Actual/360	4.050%	35,382.25	0.00	0.00	N/A	09/06/29	--	10,483,628.48	10,483,628.48	12/06/21
30	30503790	OF	Durham	NC	Actual/360	4.450%	37,064.22	21,000.60	0.00	N/A	09/06/24	--	9,994,847.17	9,973,846.57	12/06/21
31	30503446	LO	Warner Robins	GA	Actual/360	4.800%	40,585.82	14,504.04	0.00	N/A	08/01/29	--	10,146,455.67	10,131,951.63	12/01/21
32	30503740	RT	York	PA	Actual/360	3.890%	31,768.33	0.00	0.00	N/A	09/06/29	--	9,800,000.00	9,800,000.00	12/06/21
33	30315758	MU	New York	NY	Actual/360	5.250%	39,375.00	0.00	0.00	N/A	01/01/24	--	9,000,000.00	9,000,000.00	12/01/21
34	30503432	LO	Albany	GA	Actual/360	4.800%	32,468.66	11,603.23	0.00	N/A	08/01/29	--	8,117,164.46	8,105,561.23	12/01/21
35	30503714	LO	Los Alamos	NM	Actual/360	4.050%	24,854.23	11,888.90	0.00	N/A	09/06/29	--	7,364,214.97	7,352,326.07	12/06/21
36	30503660	MU	Chicago	IL	Actual/360	4.400%	27,500.00	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	12/06/21
37	30503760	RT	Corinth	TX	Actual/360	4.460%	18,917.83	0.00	0.00	N/A	09/06/29	--	5,090,000.00	5,090,000.00	12/06/21
38	30503526	OF	Duluth	GA	Actual/360	4.400%	17,313.66	7,223.62	0.00	N/A	08/06/24	--	4,721,906.42	4,714,682.80	12/06/21
39	30503756	RT	Various	CA	Actual/360	4.350%	13,959.88	0.00	0.00	N/A	09/06/29	--	3,851,000.00	3,851,000.00	12/06/21
40	30503781	MF	New York	NY	Actual/360	4.250%	13,458.33	0.00	0.00	N/A	10/05/29	--	3,800,000.00	3,800,000.00	12/05/21
Totals							3,169,008.08	317,355.24	0.00				945,803,655.64	945,486,300.40
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,240,134.13	14,763,645.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,524,829.21	4,710,400.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	48,141,298.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,753,872.63	5,994,395.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,401,303.99	7,119,306.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,393,279.71	6,257,167.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,713,656.45	2,291,128.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,868,472.40	9,179,825.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	8,868,472.40	9,179,825.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	8,868,472.40	9,179,825.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	110,814,000.00	110,650,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,082,825.67	1,079,500.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	1,082,825.67	1,079,500.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-8	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,868,416.04	1,889,607.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	36,649,783.21	35,575,429.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	7,151,636.39	1,994,061.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,388,969.37	1,967,265.37	--	--	--	0.00	0.00	117,480.04	117,480.04	0.00	0.00
17	1,233,583.78	1,282,272.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	805,708.89	611,334.26	--	--	--	0.00	0.00	63,756.25	63,756.25	0.00	0.00
19	2,035,781.34	2,249,901.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,411,499.48	1,363,157.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	145,629.05	0.00	--	--	04/12/21	0.00	0.00	0.00	0.00	0.00	0.00
22	1,009,342.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,239,996.00	1,280,538.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	368,701.99	825,619.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	516,340.45	991,933.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	916,396.04	1,163,519.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,097,691.08	1,305,173.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,020,421.03	1,196,017.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	7,603.20	0.00	--	--	04/12/21	0.00	0.00	0.00	0.00	0.00	0.00
30	1,215,493.52	1,070,124.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	419,135.57	1,143,302.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,271,882.00	995,393.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	441,468.68	488,198.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,256,660.37	1,383,403.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	406,217.52	485,956.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	560,872.28	661,500.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	434,321.28	434,321.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	674,370.30	779,025.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	337,934.74	0.00	--	--	07/13/20	0.00	0.00	0.00	0.00	0.00	0.00
40	215,167.31	212,512.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	452,706,803.62	405,825,139.83				0.00	0.00	181,236.29	181,236.29	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020620%	4.004640%	86
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,483,628.48	0	0.00	0	0.00	4.020718%	4.004737%	87
10/18/21	0	0.00	0	0.00	1	10,325,331.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020801%	4.004820%	88
09/17/21	0	0.00	0	0.00	1	10,341,868.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020899%	4.004917%	89
08/17/21	0	0.00	0	0.00	1	10,357,188.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020987%	4.005005%	90
07/16/21	0	0.00	0	0.00	1	10,372,454.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021063%	4.005082%	91
06/17/21	0	0.00	0	0.00	1	10,388,832.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021146%	4.005166%	92
05/17/21	0	0.00	0	0.00	1	10,403,989.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021222%	4.005242%	93
04/16/21	0	0.00	0	0.00	2	25,762,667.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021305%	4.005326%	94
03/17/21	0	0.00	0	0.00	2	25,797,158.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021379%	4.005401%	95
02/18/21	0	0.00	0	0.00	2	25,840,974.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021478%	4.005500%	96
01/15/21	0	0.00	0	0.00	2	25,875,169.89	0	0.00	0	0.00	1	7,477,678.37	0	0.00	0	0.00	4.021551%	4.005574%	97
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	30503664	11/06/21	0	B	117,480.04	117,480.04	0.00		21,327,122.83
18	30503659	11/06/21	0	B	63,756.25	63,756.25	0.00		20,200,000.00
Totals					181,236.29	181,236.29	0.00		41,527,122.83
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		106,188,529	106,188,529	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		839,297,771	839,297,771	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	945,486,300	945,486,300	0	0	0	0
Nov-21	945,803,656	945,803,656	0	0	0	0
Oct-21	945,936,275	935,610,943	0	0	10,325,332	0
Sep-21	946,267,990	935,926,122	0	0	10,341,868	0
Aug-21	946,571,985	936,214,797	0	0	10,357,188	0
Jul-21	946,858,947	936,486,493	0	0	10,372,455	0
Jun-21	947,169,638	936,780,805	0	0	10,388,833	0
May-21	947,454,409	937,050,420	0	0	10,403,989	0
Apr-21	947,762,986	922,000,319	0	0	25,762,668	0
Mar-21	948,045,582	922,248,423	0	0	25,797,159	0
Feb-21	948,313,520	922,472,546	0	0	25,840,974	0
Jan-21	948,523,550	922,648,380	0	0	25,875,170	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
29	30316879	10,483,628.48	10,483,628.48	12,000,000.00	02/10/21	7,603.20	0.01000	06/30/21	09/06/29	332
Totals		10,483,628.48	10,483,628.48	12,000,000.00		7,603.20

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	30316879	LO	AL	01/20/21	1

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30503842	15,545,058.09	4.65000%	15,545,058.09 4.65000%		8	06/25/20	04/01/20	07/01/20
29	30316879	10,575,331.86	4.05000%	10,575,331.86 4.05000%		8	04/06/20	04/06/20	06/26/20
29	30316879	0.00	4.05000%	0.00	4.05000%	8	09/22/21	09/06/21	11/04/21
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/11/20	01/06/21	12/17/20
Totals		26,120,389.95		26,120,389.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	0.00	0.00	1,619.10	0.00	0.00	0.00	(83.04)	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(16.56)	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(63.42)	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.78	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,619.10	0.00	0.00	0.00	(161.24)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,457.86

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the Benchmark 2019-B13 transaction, certain information provided to the Certificate Administrator regarding Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan Event of Default,

Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27